Summary of Business and Significant Accounting Policies (Details Textual) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2012	Jun. 30, 2012 RevenueStream	Jun. 30, 2011	Jun. 30, 2012 Segment Customers RevenueStream	Jun. 30, 2011 Customers	Dec. 31, 2011 Customers	Dec. 31, 2010 Customers	Dec. 31, 2009 Customers	May 16, 2012
Summary of Business and Significant Accounting Policies (Textual) [Abstract]
IPO, Effective date				May 09, 2012
IPO, Closing date				May 15, 2012
Summary of Business and Significant Accounting Policies (Additional Textual) [Abstract]
Revenue streams		3		3
Aggregate proceeds from initial public offering and underwriters' overallotment option, net of underwriters' discounts and commissions				$ 62,600,000
Reporting unit				0
Common stock, shares issued		26,909,000		26,909,000		1,738,000	1,718,000		26,711,408
Common stock outstanding									26,711,408
Exceeded rate of current liabilities over current assets		13,300,000		13,300,000		35,800,000
Line of credit used to finance Acquisition		29,600,000		29,600,000
Maximum maturity of liquefied investment classified as cash equivalents				90 days
Number of customers accounted for total revenue and accounts receivables				0	0	0	0	0
Percentage of total revenues accounted by the customers				10.00%	10.00%	10.00%	10.00%	10.00%
Percentage of accounts receivables accounted by the customers				10.00%	10.00%	10.00%	10.00%	10.00%
Account receivables, past due period				30 days
Deferred offering costs						3,900,000	0
Balance of amount received in the offering	5,500,000
Depreciation and amortization expense of fixed assets		2,300,000	2,300,000	4,500,000	4,600,000	9,200,000	9,700,000	9,600,000
Percentage reduction in assumed net sales				100.00%
Excess tax benefits, recognized				0	0	0	0	0
Advertising Expense		40,000,000	11,000,000	126,000,000	280,000,000	9,000,000	38,000,000	9,000,000
Business Exit Costs		500,000
Amounts recorded under guarantees		0		0		0	0	0
Recorded severance charges due to reduction in force								1,000,000
Software and development costs [Member]
Summary of Business and Significant Accounting Policies (Textual) [Abstract]
Amortization expense related to capitalized development costs		1,600,000	1,500,000	3,000,000	2,900,000	6,000,000	5,600,000	5,000,000
Impairment adjustments of related to software development costs		0	0	0	0	116,000,000	120,000,000	345,000,000
TRANSITCENTER, INC.
Summary of Business and Significant Accounting Policies (Textual) [Abstract]
Number of money market accounts				2
Percentage of interest income on money market deposits one						0.30%	0.30%
Percentage of interest income on money market deposits Two						0.06%	0.05%
Percentage of interest income on money market deposits Three						0.00%
Percentage of interest income on certificate of deposits, assets						0.20%
Number of banks						2	2
Short-term investments maturities				3 months
Period of certification required for liquid assets				1 year
Liquid assets available		459,743,000		459,743,000
Escrow account maintained						1,600,000
Period for filing				3 years
Impairment adjustments of related to software development costs						0	0
Summary of Business and Significant Accounting Policies (Additional Textual) [Abstract]
Depreciation and amortization expense of fixed assets						937,971,000	976,995,000
Advertising Expense						1,937,768	1,900,288
Contingent Consideration - FBM [Member]
Summary of Business and Significant Accounting Policies (Textual) [Abstract]
Reduction in FBM contingent consideration due to re-negotiated lease				$ 500,000
Maximum [Member]
Summary of Business and Significant Accounting Policies (Textual) [Abstract]
Property, Plant and Equipment, Useful Life				5 years
Maximum [Member] | TRANSITCENTER, INC.
Summary of Business and Significant Accounting Policies (Textual) [Abstract]
Property, Plant and Equipment, Useful Life				5 years
Maximum [Member] | TRANSITCENTER, INC. | Software [Member]
Summary of Business and Significant Accounting Policies (Textual) [Abstract]
Property, Plant and Equipment, Useful Life						5 years
Expected useful life of the software application				5 years
Minimum [Member]
Summary of Business and Significant Accounting Policies (Textual) [Abstract]
Property, Plant and Equipment, Useful Life				3 years
Percentage of income tax positions recognized				50.00%
Minimum [Member] | TRANSITCENTER, INC.
Summary of Business and Significant Accounting Policies (Textual) [Abstract]
Property, Plant and Equipment, Useful Life				3 years
Minimum [Member] | TRANSITCENTER, INC. | Software [Member]
Summary of Business and Significant Accounting Policies (Textual) [Abstract]
Property, Plant and Equipment, Useful Life						3 years
Expected useful life of the software application				3 years
IPO [Member]
Summary of Business and Significant Accounting Policies (Textual) [Abstract]
Common stock sold - IPO				7,475,000
Common stock IPO price				$ 9.00
Underwriters' overallotment option [Member]
Summary of Business and Significant Accounting Policies (Textual) [Abstract]
Common stock sold - IPO				975,000
Outstanding redeemable and convertible preferred stock that was converted into shares of common stock		975,000		975,000